Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jul. 13, 2013 Store Agreement Employees	Dec. 29, 2012 Agreement Store Employees	Dec. 31, 2011	Jan. 01, 2011
Commitments and Contingencies (Textual) [Abstract]
Number of supermarkets acquired	21	21
Minimum purchase of product required		$ 400,000,000
Amount of purchases under contract		135,500,000	146,700,000	11,200,000
Accrued potential liability	0	0	0
Number of employed associates	14,300	13,400
Percentage of associates engaged in various unions	87.00%	88.00%
Number of collective bargaining agreements	6	6
Pending Litigation [Member]
Commitments and Contingencies (Textual) [Abstract]
Accrued amount related to legal proceedings	$ 0	$ 0	$ 0
Non Union Employee [Member]
Commitments and Contingencies (Textual) [Abstract]
Percentage of grand union acquired supermarket	26.00%	25.00%
Local One Collective Bargaining Arrangement [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2015-10	2015-10
Local One Collective Bargaining Arrangement [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2014-03	2014-03
Non Local Collective Bargaining Arrangement One [Member]
Commitments and Contingencies (Textual) [Abstract]
Number of collective bargaining agreements	2	2
Expiration date of collective bargaining agreements	2015-02	2013-04
Non Local Collective Bargaining Arrangement Two [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2016-04	2015-02